Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Revenue	$ 154,251	$ 132,824	$ 320,798	$ 271,302
Net pool allocation	2,658	6,958	(4,080)	15,611
Time Charters
Revenues
Revenue	141,291	127,573	275,503	252,467
Cool Pool Services
Revenues
Revenue	12,776	5,047	44,918	18,452
Vessel Management Services
Revenues
Revenue	$ 184	$ 204	$ 377	$ 383